Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Apr. 27, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	5,000,000	50,000,000	5,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	50,000,000	500,000,000	50,000,000
Common stock, shares issued	4,776,531		3,335,674
Common stock, shares outstanding	4,776,531		3,335,674
Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, par value	$ 0.001		$ 0.001
Preferred stock, shares authorized	100,000		100,000
Common stock, shares issued	100,000		100,000
Common stock, shares outstanding	100,000		100,000